Thrivent Core Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
March 2, 2026
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
RE:
Thrivent Core Funds (the “Registrant”)
1933 Act File No. 333-218855
1940 Act File No. 811-23149
Post-effective Amendment No. 24 to the Registration Statement on Form N-1A (the “Amendment”)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies on behalf of the Registrant that the form of the Registrant’s prospectus and statement of additional information that would have been filed by the Registrant pursuant to Rule 497(c) would not have differed from that contained in the Amendment that was filed electronically on February 26, 2026.
Please contact me at (612) 844-7190 if you have any questions.
Sincerely,
/s/ John D. Jackson
John D. Jackson
Secretary and Chief Legal Officer